Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Hedgeye Capital Allocation ETF
Shareholder Report [Line Items]
Fund Name	Hedgeye Capital Allocation ETF
Class Name	Hedgeye Capital Allocation ETF
Trading Symbol	HECA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hedgeye Capital Allocation ETF for the period of July 1, 2025 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hedgeyeam.com/heca. You can also contact us at (888) 711-8292.
Additional Information Phone Number	(888) 711-8292
Additional Information Website	www.hedgeyeam.com/heca
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Capital Allocation ETF	$25¹	0.70%²
[1]	Costs are for the period of July 1, 2025 to October 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.70%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 1, 2025 to October 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform?

Since inception, July 1, 2025, to October 31, 2025, Hedgeye Capital Allocation ETF (the “Fund”) increased 13.60%. This compares to the S&P 500® Index which returned 10.78%.

During the period, the Fund experienced a maximum drawdown of 2.3%, which was less severe than drawdowns observed across several broad market indices and materially lower than the drawdown experienced by gold-related indices during the same period.

What factors influenced performance?

The Fund is managed using a proprietary, computer-based allocation model that determines position selection and sizing. During the period ended October 31, 2025, the Fund's portfolio construction and diversification contributed to strong returns while maintaining relatively low peak-to-trough volatility. As this period represented the Fund’s initial operating period, performance reflected the implementation of the model-driven investment process across varying market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Average Annual Total Return Since Inception
Hedgeye Capital Allocation ETF	13.60%
S&P 500® Index	10.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.hedgeyeam.com/heca for more recent performance information.
Net Assets	$ 95,424,791
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 69,170
Investment Company, Portfolio Turnover	671.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$95,424,791
Number of Holdings	15
Total Net Advisory Fee	$69,170
Portfolio Turnover Rate	671.21%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
iShares MSCI South Korea ETF	11.23%
iShares MSCI Taiwan ETF	10.75%
Invesco QQQ Trust Series 1	9.35%
iShares Currency Hedged MSCI ACWI ex U.S. ETF	8.96%
iShares MSCI Japan ETF	8.20%
VanEck Semiconductor ETF	7.90%
First American Government Obligations Fund	7.77%
iShares Biotechnology ETF	7.38%
iShares MSCI India ETF	6.14%
Global X Copper Miners ETF	5.98%

Hedgeye Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	Hedgeye Quality Growth ETF
Class Name	Hedgeye Quality Growth ETF
Trading Symbol	HGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hedgeye Quality Growth ETF, for the period of June 11, 2025 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hedgeyeam.com/hgro. You can also request this information by contacting us at 888-711-8292.
Additional Information Phone Number	888-711-8292
Additional Information Website	www.hedgeyeam.com/hgro
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Quality Growth ETF	$29¹	0.70%²
[1]	Costs are for the period of June 11, 2025 to October 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 29	[3]
Expense Ratio, Percent	0.70%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of June 11, 2025 to October 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform?

Since inception, June 11 2025, to October 31, 2025, Hedgeye Quality Growth ETF (the “Fund”) increased 13.57%. This compares to the S&P 500® Index which returned 14.09%.

What factors influenced performance?

Both the Fund and the S&P 500® Index performed strongly during the period, driven by a number of factors that supported markets and bullish investor sentiment. On the earnings front, large-cap companies generally reported strong fundamentals, as economic conditions during the period were supported by elevated levels of investment in artificial intelligence. From a regulatory standpoint, the passage of the “One Big Beautiful Bill Act” (OBBBA) during the period contributed to improved market sentiment and higher earnings expectations. While the rollback in tariffs reduced areas of market concern, costs remained elevated across the economy during the period, contributing to weaker consumer confidence.

A factor that impacted the Fund’s performance relative to the Index was frothy and speculative market conditions that favored some of the riskiest segments of the market. For example, during the period, Goldman Sachs’ most-shorted basket and unprofitable technology basket increased by over 40% and 64%, respectively.

The Fund remained focused on long-term growth investing and on identifying well-positioned large- and mid-capitalization companies, particularly those with exposure to secular growth trends observed in the economy during the period. While the Fund was concentrated, it maintained diversification across investment opportunities in Technology, Healthcare, Industrials, and Energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Average Annual Total Return Since Inception
Hedgeye Quality Growth ETF	13.57%
S&P 500® Index	14.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.hedgeyeam.com/hgro for more recent performance information.
Net Assets	$ 44,291,329
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 66,704
Investment Company, Portfolio Turnover	97.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Net Assets	$44,291,329
Number of Holdings	51
Total Net Advisory Fee	$66,704
Portfolio Turnover Rate	97.28%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Nvidia Corp.	9.24%
Apple, Inc.	8.99%
Microsoft Corp.	8.44%
Alphabet, Inc. Class A	7.45%
Amazon.com, Inc.	5.08%
Broadcom, Inc.	4.06%
JPMorgan Chase & Co.	2.54%
Snowflake, Inc.	2.39%
Goldman Sachs Group, Inc.	2.33%
General Electric Co.	2.29%

[1]	Costs are for the period of July 1, 2025 to October 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of June 11, 2025 to October 31, 2025. Costs for a full annual period would be higher.
[4]	Annualized.